Amounts Due from Related Companies (Tables)	12 Months Ended
Sep. 30, 2016
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
Summary of amounts due from related companies
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)

Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	44	47
Xi'an Tech Team Investment Holdings (Group) Co., Ltd.	1,823	1,200
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	4,285	4,492
Total	$6,152	$5,739